Long-Term Debt - Interest Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Interest on term loan debt	$ 7,220	$ 12,717	$ 38,476	$ 37,957	$ 52,569	$ 46,235	$ 43,656
Amortization of debt issuance costs	533	1,090	1,828	3,275	4,024	4,442	4,301
Interest on capital leases	68		192
Interest on capital leases		29		88	117	122	151
Other			7		2	30
Interest income	(479)	(310)	(1,271)	(908)	(1,350)	(1,131)	(961)
Interest expense, net	7,342	13,526	39,232	40,412	55,362	49,698	47,147
Write off of debt issuance costs					3,459	1,258
Debt modification costs	150		150		1,794	208
Debt extinguishment and modification costs	$ 472	$ 0	$ 5,634	$ 0	$ 5,253	$ 1,466	$ 0